Nature of business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business
Note 1: Nature of business

The Bank of N.T. Butterfield & Son Limited (“Butterfield”, the “Bank” or the “Company”) is incorporated under the laws of Bermuda and has a banking license under the Banks and Deposit Companies Act, 1999 (“the Act”). Butterfield is regulated by the Bermuda Monetary Authority (“BMA”), which operates in accordance with Basel principles.

Butterfield is a full service bank and wealth manager headquartered in Hamilton, Bermuda. The Bank operates its business through three geographic segments: Bermuda, Cayman, and the Channel Islands and the UK, where its principal banking operations are located and where it offers specialized financial services. Butterfield offers banking services, comprised of retail and corporate banking, and wealth management, which consists of trust, private banking, and asset management. In the Bermuda, Cayman, and Channel Islands and the UK segments, Butterfield offers both banking and wealth management services. Butterfield also has operations in the jurisdictions of The Bahamas, Canada, Mauritius, Singapore and Switzerland, which are included in our Other segment.
The Bank's common shares trade on the New York Stock Exchange under the symbol "NTB" and on the Bermuda Stock Exchange ("BSX") under the symbol "NTB.BH".